Account Payables and Accrued Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Account Payables and Accrued Expenses
Trade and account payables	$ 4,455	$ 2,244
Deposit liabilities	7,443	7,767
Interest payables	725	500
Value-added, goods and services and other taxes (other than income taxes)	2,026	1,353
Compensation	139	159
Contract liabilities under contracts with customers		2,088
Lease liabilities		311
Due to an affiliate (see Note 24)		1,622
Account payables and accrued expenses	$ 14,788	$ 16,044